CUSTOMER AND SUPPLIER CONCENTRATION	12 Months Ended
Sep. 30, 2018
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 14 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company sold a substantial portion of products to one customer (
21.1
%) in 2018 and as of September 30, 2018, the amount due from this customer included in accounts receivable was $9,507,491. The Company sold a substantial portion of products to one customer (
14.9
%) in 2017 and as of September 30, 2017, the amount due from this customer included in accounts receivable was $3,459,882. The loss of the significant customer or the failure to attract the new customers could have a material adverse effect on our business, results of operations and financial condition for the Company.

The Company purchased a substantial portion of materials from three third-party vendors (
62.4
%) in 2018. As of September 30, 2018, the net amount due to the vendors (accounts payable - advance to vendors) was -$5,787,900, where negative number means net advance paid to the vendors. In 2017, the Company purchased a substantial portion of materials from three third-party vendors (
63.5
%). As of September 30, 2017, the net amount due to the vendors (accounts payable - advance to vendors) was $9,139,161.
The Company believes there are numerous other suppliers that could substitute the current significant vendors should they become unavailable or non-competitive.